Goldman Sachs Variable Insurance Trust

GOLDMAN SACHS CORESM U.S. EQUITY FUND

Institutional Shares

Service Shares

Supplement Dated February 15, 2006 to the

Institutional Share Prospectus Dated April 29, 2005 and the
Service Share Prospectus Dated October 28, 2005

Effective May 1, 2006, the name of the Goldman Sachs CORE U.S. Equity Fund is being changed to the Goldman Sachs Structured U.S. Equity Fund (the “Fund”). This name change will not affect the Fund’s investment objective, policies, strategies, practices or limitations.

Goldman Sachs Variable Insurance Trust

GOLDMAN SACHS CORESM SMALL CAP
EQUITY FUND

Institutional Shares

Service Shares

Supplement Dated February 15, 2006 to the

Institutional Share Prospectus Dated April 29, 2005 and the
Service Share Prospectus Dated October 28, 2005

Effective May 1, 2006, the name of the Goldman Sachs CORE Small Cap Equity Fund is being changed to the Goldman Sachs Structured Small Cap Equity Fund (the “Fund”). This name change will not affect the Fund’s investment objective, policies, strategies, practices or limitations.